Registration No. 333-163981
Registration No. 811-22356

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/XX/

Pre-Effective Amendment No.:

/      /

Post-Effective Amendment No.:   11

                                                                                                                                      /XX/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

/

                                            XX/

Amendment No.

11

/XX/

(Check appropriate box or boxes.)

ARCHER INVESTMENT SERIES TRUST

(formerly known as Archer Series Trust)

 (Exact Name of Registrant as Specified in Charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240
(Address of Principal Executive Offices) (Zip Code)

(800)238-7701
(Registrant's Telephone Number, including Area Code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240
(Name and Address of Agent for Service of Process)

With copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

It is proposed that this filing will become effective:

/XX/ immediately upon filing pursuant to paragraph (b)

/_ _ / on [_] pursuant to paragraph (b)

/      / 60 days after filing pursuant to paragraph (a)(1)

/     / on

 pursuant to paragraph (a)(1)

/     / 75 days after filing pursuant to paragraph (a)(2)

/     / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis and the State of Indiana on January 14, 2014.

ARCHER INVESTMENT SERIES TRUST

By: /s/ Troy C. Patton

Troy C. Patton, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature

Title

Date

By: /s/ Troy C. Patton

President/Trustee

January 14, 2014

Troy C. Patton

By: /s/ David Miller *

Trustee

January 14, 2014

David Miller

By: /s/ Donald Orzeske *

Trustee

January 14, 2014

Donald Orzeske

By: /s/ Gregory Getts *

Treasurer

January 14, 2014

Gregory Getts

* By: /s/ Troy C. Patton

Troy C. Patton, Attorney in Fact.

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase